Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the "Company")

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Column Financial, Inc., Credit Suisse Securities (USA) LLC, Societe Generale Financial Corporation and SG Americas Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the VASA Trust 2021-VASA, Commercial Mortgage Pass-Through Certificates, Series 2021-VASA securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	1

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of April 9, 2021.
•	The phrase "LIBOR Assumption" refers to the rate of 0.11000%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 25, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2021-VASA Accounting Tape Final.xlsx (provided on March 25, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
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•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Management Agreement” refers to a signed or draft management agreement.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From March 23, 2021 through March 25, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 25, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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VASA 2021-VASA Loan File Review Procedures	Exhibit A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units / SF	Underwriting File	None
19	Loan Per Unit ($)	Recalculation	None
20	Mortgage Loan Original Balance ($)	Loan Agreement	None
21	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
22	% of Initial Pool Balance	Recalculation	None
23	Pari Passu Split (Y/N)	Loan Agreement	None
24	Trust Note Rate (%)	Recalculation	None
25	Trust Interest Rate (At LIBOR Cap)	Recalculation	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Margin	None - Company Provided	None
28	Mortgage Loan Index	Loan Agreement	None
29	Assumed LIBOR	None - Company Provided	None
30	Float Rate Change Frequency (Mos)	Loan Agreement	None
31	LIBOR Floor	Loan Agreement	None
32	LIBOR Strike Cap	None - Company Provided	None
33	LIBOR Cap After Extension	Loan Agreement	None
34	LIBOR Cap Expiration	None - Company Provided	None
35	LIBOR Cap Counterparty	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	6

VASA 2021-VASA Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
37	Trust Annual Debt Service at LIBOR Cap ($)	Recalculation	None
38	Trust NCF DSCR at LIBOR cap	Recalculation	None
39	LIBOR Rounding Methodology	Loan Agreement	None
40	LIBOR Lookback Days	Loan Agreement	None
41	Extension Options (Y/N)	Loan Agreement	None
42	Extension Options (#/Mos)	Loan Agreement	None
43	Extension Spread Increase Description	Loan Agreement	None
44	First Extension Fee	Loan Agreement	None
45	Second Extension Fee	Loan Agreement	None
46	Fully Extended Original Term	Recalculation	None
47	Fully Extended Remaining Term	Recalculation	None
48	Fully Extended Maturity Date	Loan Agreement	None
49	Fully Extended Amortization Term	Not Applicable*	None
50	Trust Monthly Payment ($)	Recalculation	None
51	Trust Annual Debt Service ($)	Recalculation	None
52	Interest Accrual Method	Loan Agreement	None
53	Interest Accrual Period	Loan Agreement	None
54	Origination Date	None - Company Provided	None
55	First Due Date	Loan Agreement	None
56	Last IO Due Date	Loan Agreement	None
57	First P&I Due Date	Loan Agreement	None
58	Due Date	Loan Agreement	None
59	Grace Period- Late Fee	Loan Agreement	None
60	Grace Period- Default	Loan Agreement	None
61	Amortization Type	Loan Agreement	None
62	Original Interest-Only Period (Mos.)	Recalculation	None
63	Remaining Interest-Only Period (Mos.)	Recalculation	None
64	Original Term To Maturity (Mos.)	Recalculation	None
65	Remaining Term To Maturity (Mos.)	Recalculation	None
66	Original Amortization Term (Mos.)	Not Applicable*	None
67	Remaining Amortization Term (Mos.)	Not Applicable*	None
68	Seasoning	Recalculation	None
69	Maturity Date	Loan Agreement	None
70	Hyper Am Loan First Payment Date	Loan Agreement	None
71	Hyper Am Loan Maturity Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	7

VASA 2021-VASA Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
72	Hyper-Am Coupon	Loan Agreement	None
73	Hyper-Am Monthly Payment	Recalculation	None
74	Balloon Balance ($)	Recalculation	None
75	Lockbox	Loan Agreement	None
76	Cash Management	Loan Agreement	None
77	Cash Management Triggers	Loan Agreement	None
78	DSCR at Trigger Level	Recalculation	None
79	Cross-Collateralized (Y/N)	Not Applicable*	None
80	Crossed Group	Not Applicable*	None
81	Lockout Period	Not Applicable*	None
82	Lockout Expiration Date	Not Applicable*	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Loan Agreement	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Loan Agreement	None
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Loan Agreement	None
89	Partially Prepayable without Penalty	Loan Agreement	None
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
99	Other Subordinate Debt Balance ($)	Not Applicable*	None
100	Other Subordinate Debt Type	Not Applicable*	None
101	Future Debt Allowed?	Loan Agreement	None
102	Mortgage Assumable?	Loan Agreement	None
103	Assumption Fee	Loan Agreement	None
104	Appraiser Designation	Appraisal Report	None
105	Appraisal FIRREA (Y/N)	Appraisal Report	None
106	Appraisal Date	Appraisal Report	None
107	Appraised Value ($)	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	8

VASA 2021-VASA Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
108	As-Stabilized Appraisal Date	Appraisal Report	None
109	As-Stabilized Appraised Value ($)	Appraisal Report	None
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
111	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
112	Single Tenant (Y/N)	Underwriting File	None
113	Engineering Report Date	Engineering Report	None
114	Environmental Phase I Report Date	Environmental Report	None
115	Environmental Phase II	Environmental Report	None
116	Environmental Phase II Report Date	Environmental Report	None
117	PML or SEL (%)	Seismic Report	None
118	Seismic Report Date	Seismic Report	None
119	Earthquake Insurance Required (Y/N)	Loan Agreement	None
120	Terrorism Insurance Required (Y/N)	Loan Agreement	None
121	Environmental Insurance Required (Y/N)	Loan Agreement	None
122	Blanket Insurance Policy (Y/N)	Insurance Summary	None
123	Lien Position	None - Company Provided	None
124	Ownership Interest	None - Company Provided	None
125	Condominium Present?	Loan Agreement	None
126	Ground Lease (Y/N)	Ground Lease	None
127	Annual Ground Lease Payment ($)	Ground Lease	None
128	Ground Lease Expiration Date	Ground Lease	None
129	Ground Lease Extension (Y/N)	Ground Lease	None
130	# of Ground Lease Extension Options	Ground Lease	None
131	Ground Lease Expiration Date after all Extensions	Ground Lease	None
132	2019 EGI Date	Underwriting File	None
133	2019 EGI ($)	Underwriting File	$1.00
134	2019 Expenses ($)	Underwriting File	$1.00
135	2019 NOI ($)	Underwriting File	$1.00
136	2019 NCF ($)	Underwriting File	$1.00
137	2020 EGI Date	Underwriting File	None
138	2020 EGI ($)	Underwriting File	$1.00
139	2020 Expenses ($)	Underwriting File	$1.00
140	2020 NOI ($)	Underwriting File	$1.00
141	2020 NCF ($)	Underwriting File	$1.00
142	Most Recent Date (if past 2020)	Underwriting File	$1.00
143	Most Recent # of months	Underwriting File	$1.00

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VASA 2021-VASA Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
144	Most Recent Description	Underwriting File	$1.00
145	Most Recent EGI (if past 2020) ($)	Underwriting File	$1.00
146	Most Recent Expenses (if past 2020) ($)	Underwriting File	$1.00
147	Most Recent NOI (if past 2020) ($)	Underwriting File	$1.00
148	Most Recent NCF (if past 2020) ($)	Underwriting File	$1.00
149	Underwritten EGI ($)	Underwriting File	$1.00
150	Underwritten Expenses ($)	Underwriting File	$1.00
151	Underwritten Net Operating Income ($)	Underwriting File	$1.00
152	Underwritten NOI DSCR (x)	Recalculation	None
153	Underwritten NOI Debt Yield	Recalculation	None
154	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
155	Underwritten TI / LC ($)	Underwriting File	$1.00
156	Underwritten Other Reserve ($)	Underwriting File	$1.00
157	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
158	Underwritten NCF DSCR (x)	Recalculation	None
159	Underwritten NCF Debt Yield	Recalculation	None
160	Occupancy (%)	Underwriting File	None
161	Occupancy Date	Underwriting File	None
162	Rent Steps Date	Underwriting File	None
163	Largest Tenant	Underwriting File	None
164	Largest Tenant Sq Ft	Underwriting File	None
165	Largest Tenant Lease Expiration	Underwriting File	None
166	Second Largest Tenant	Underwriting File	None
167	Second Largest Tenant Sq Ft	Underwriting File	None
168	Second Largest Tenant Lease Expiration	Underwriting File	None
169	Third Largest Tenant	Underwriting File	None
170	Third Largest Tenant Sq Ft	Underwriting File	None
171	Third Largest Tenant Lease Expiration	Underwriting File	None
172	Fourth Largest Tenant	Underwriting File	None
173	Fourth Largest Tenant Sq Ft	Underwriting File	None
174	Fourth Largest Tenant Lease Expiration	Underwriting File	None
175	Upfront RE Tax Reserve ($)	Loan Agreement	None
176	Ongoing RE Tax Reserve ($)	Loan Agreement	None
177	Upfront Insurance Reserve ($)	Loan Agreement	None
178	Ongoing Insurance Reserve ($)	Loan Agreement	None
179	Upfront Replacement Reserve ($)	Loan Agreement	None
180	Ongoing Replacement Reserve ($)	Loan Agreement	None

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VASA 2021-VASA Loan File Review Procedures	Exhibit A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
181	Replacement Reserve Caps ($)	Loan Agreement	None
182	Upfront TI/LC Reserve ($)	Loan Agreement	None
183	Ongoing TI/LC Reserve ($)	Loan Agreement	None
184	TI/LC Caps ($)	Loan Agreement	None
185	Upfront Debt Service Reserve ($)	Loan Agreement	None
186	Ongoing Debt Service Reserve ($)	Loan Agreement	None
187	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
188	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
189	Upfront Environmental Reserve ($)	Loan Agreement	None
190	Ongoing Environmental Reserve ($)	Loan Agreement	None
191	Upfront Other Reserve ($)	Loan Agreement	None
192	Ongoing Other Reserve ($)	Loan Agreement	None
193	Other Reserve Description	Loan Agreement	None
194	Letter of Credit?	Loan Agreement	None
195	Letter of Credit Balance ($)	Loan Agreement	None
196	Letter of Credit Description	Loan Agreement	None
197	Release Provisions (Y/N)	Loan Agreement	None
198	Loan Purpose	None - Company Provided	None
199	Borrower Name	Loan Agreement	None
200	Tenant In Common (Y/N)	Loan Agreement	None
201	Sponsor	Loan Agreement	None
202	Carve-out Guarantor	Guaranty Agreement	None
203	Recourse	Loan Agreement; Guaranty Agreement	None
204	Related Group	Not Applicable*	None
205	Single Purpose Borrower (Y/N)	Loan Agreement	None
206	Property Manager	Management Agreement	None
207	Prior Securitizations	Not Applicable*	None
208	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	11

VASA 2021-VASA Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Units / SF.
21	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
22	% of Initial Pool Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Mortgage Loan Cut-off Date Balance ($).
24	Trust Note Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.
25	Trust Interest Rate (At LIBOR Cap)	Sum of (ii) LIBOR Strike Cap and (ii) Margin.
37	Trust Annual Debt Service at LIBOR Cap ($)	Product of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Trust Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).
38	Trust NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service at LIBOR Cap ($)
46	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
47	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
50	Trust Monthly Payment ($)	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Trust Note Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
51	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.
62	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
63	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
64	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
65	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
68	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
73	Hyper-Am Payment	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Hyper-Am Coupon and (c) the Interest Accrual Method (365/360) and (ii) 12
74	Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
78	DSCR at Trigger Level	Quotient of (i) product of (a) Mortgage Loan Cut-Off Date Balance ($) and (b) 5.0% and (ii) Total Loan Annual Payment ($).
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).
111	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
152	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Trust Annual Debt Service ($).
153	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

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VASA 2021-VASA Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
158	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service ($).
159	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: (813) 86-6000 www.pwc.com	13